CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Income Statement [Abstract]
Net sales	$ 9,073	$ 8,234	$ 8,788
Cost of goods sold	7,226	7,266	7,030
Gross margin	1,847	968	1,758
Selling, general and administrative	562	620	592
Research and development	931	918	791
Restructure and asset impairments	126	10	(75)
Other operating (income) expense, net	(8)	32	(311)
Operating income (loss)	236	(612)	761
Gain on acquisition of Elpida	1,484	0	0
Interest income	14	8	23
Interest expense	(231)	(179)	(124)
Other non-operating income (expense), net	(218)	29	(109)
Income (loss) from continuing operations before equity method investments, income taxes, and noncontrolling interest	1,285	(754)	551
Income tax (provision) benefit	(8)	17	(203)
Equity in net income (loss) of equity method investees	(83)	(294)	(158)
Net income (loss)	1,194	(1,031)	190
Net income attributable to noncontrolling interests	(4)	(1)	(23)
Net income (loss) attributable to Micron	$ 1,190	$ (1,032)	$ 167
Earnings (loss) per share:
Basic (in dollars per share)	$ 1.16	$ (1.04)	$ 0.17
Diluted (in dollars per share)	$ 1.13	$ (1.04)	$ 0.17
Number of shares used in per share calculations:
Basic (in shares)	1,021.7	991.2	988.0
Diluted (in shares)	1,056.3	991.2	1,007.5